SEMIANNUAL REPORT MAY 31, 2002
OPPENHEIMER SELECT MANAGERS
MERCURY ADVISORS
FOCUS GROWTH FUND


                                                                  [LOGO OMITTED]
                                              OPPENHEIMERFUND[REGISTRATION MARK]
                                                         THE RIGHT WAY TO INVEST

OPPENHEIMER SELECT MANAGERS
MERCURY ADVISORS FOCUS GROWTH FUND


--------------------------------------------------------------------------------
OBJECTIVE
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND seeks long-term capital appreciation.
--------------------------------------------------------------------------------

NARRATIVE BY MICHAEL S. HAHN, PORTFOLIO MANAGER

For the six-month period ended May 31, 2002, Oppenheimer Select Managers Mercury Advisors Focus Growth Fund Class A shares returned -21.01% at Net Asset Value. The Standard & Poor's 500 (S&P 500)/Barra Growth Index, the Fund's benchmark, ended the period with a return of -9.55%.(1)
   While the Fund's performance appears disappointing at first glance, it doesn't tell the whole story. This reporting period is truly a tale of two very different quarters (the fourth quarter of 2001 and the first quarter of 2002).
   The Fund benefited from the extremely strong market rally that began in late September 2001 and continued throughout the fourth quarter 2001, particularly in the technology sector. During this time, average upward earnings revisions and positive earnings surprises for the NASDAQ rose, and Salomon Smith Barney raised its forward earnings estimates for the S&P 500 for the first time since the first quarter of 2000.
   In fact, most of the Fund's underperformance occurred during February 2002, as the fallout from the Enron scandal continued to affect the market. Investors seemed to infer that Enron's improprieties indicated a low level of accounting standards throughout corporate America. While some of this concern is valid, the market pendulum overshot, and investors' worries provided fertile ground for opportunistic short-sellers.
   Given these conditions, the first quarter 2002 retreat in the growth stocks we invest in was not surprising, considering their strength during the previous quarter. And despite the Fund's negative returns, further analysis finds several positives. For example, while our earnings momentum style (upward earnings revisions, earnings surprises and relative strength) had been struggling, we've begun to see some signs that conditions may be turning in our favor.
   As may be expected during such a volatile reporting period, portfolio turnover was extremely heavy. However, this turnover enhanced performance, as 12 portfolio holdings appreciated more than 30% during the fourth quarter of 2001. During this time we also sold all of the Fund's Enron holdings, and eliminated positions in ONI Systems and Sonus Networks due to earnings disappointments.
   Fortunately, our stock selection was able to offset some of the first quarter 2002 weakness with strong performance from our technology stocks. Ten of the Fund's technology holdings posted positive returns in January 2002 even with the pockets of weakness in the sector in general, particularly in the wireless services sector.
   At the end of the period, the Fund's portfolio was allocated among the information technology, health care, consumer discretionary and industrials sectors. Though it's impossible to predict what upcoming quarters will bring, we remain confident that our aggressive, concentrated, disciplined approach can provide investors with positive returns over the long term. That's what makes Oppenheimer Select Managers Mercury Advisors Focus Growth Fund part of THE RIGHT WAY TO INVEST.


TO VIEW OPPENHEIMERFUNDS PRIVACY POLICY NOTICE, PLEASE SEE PAGE 26.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
1. The S&P 500/Barra Growth Index is comprised of companies in the S&P 500 Index with high price-to-book ratios.


2  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 May 31, 2002
===========================================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Investment in Master Focus Twenty Trust (Cost $2,883,165)                                                     $ 3,075,110
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                                  2,252
 Other                                                                                                                 316
                                                                                                               ------------
 Total assets                                                                                                    3,077,678

===========================================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                              4,558
 Legal, auditing and other professional fees                                                                         2,518
 Transfer and shareholder servicing agent fees                                                                       1,809
 Distribution and service plan fees                                                                                  1,240
 Trustees' compensation                                                                                                287
 Other                                                                                                                 223
                                                                                                               ------------
 Total liabilities                                                                                                  10,635

===========================================================================================================================
 NET ASSETS                                                                                                    $ 3,067,043
                                                                                                               ============

===========================================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                               $ 4,234,641
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                                   (25,366)
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                       (1,054,789)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                                        (87,443)
                                                                                                               ------------
 NET ASSETS                                                                                                    $ 3,067,043
                                                                                                               ============


3  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


===========================================================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,511,477 and 484,808 shares of beneficial interest outstanding)                                                    $3.12
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                                          $3.31
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,015,017
 and 328,796 shares of beneficial interest outstanding)                                                               $3.09
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $473,618
 and 153,434 shares of beneficial interest outstanding)                                                               $3.09
---------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,618
 and 21,396 shares of beneficial interest outstanding)                                                                $3.11
---------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $313 and 100 shares of beneficial interest outstanding)                                                $3.13


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


4  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended May 31, 2002
 NET INVESTMENT LOSS ALLOCATED FROM MASTER FOCUS TWENTY TRUST

===========================================================================================================================
 INVESTMENT INCOME                                                                                               $   3,428

===========================================================================================================================
 EXPENSES                                                                                                            9,942

===========================================================================================================================
 NET INVESTMENT LOSS                                                                                                (6,514)

 FUND INCOME AND EXPENSES
===========================================================================================================================
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
 Interest income from short-term obligations                                                                             2

===========================================================================================================================
 EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                             1,643
 Class B                                                                                                             4,675
 Class C                                                                                                             1,906
 Class N                                                                                                                97
---------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                             3,103
 Class B                                                                                                             2,121
 Class C                                                                                                               878
 Class N                                                                                                               102
 Class Y                                                                                                               425
---------------------------------------------------------------------------------------------------------------------------
 Administrative fees                                                                                                 6,810
---------------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                         2,611
---------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                 1,983
---------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                              1,907
---------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                             4
---------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                               1,983
                                                                                                                 ----------
 Total expenses                                                                                                     30,248
 Less voluntary reimbursement of expenses                                                                          (10,848)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class A, B, C and N                        (121)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class Y                                    (425)
                                                                                                                 ----------
 Net expenses                                                                                                       18,854

===========================================================================================================================
 NET INVESTMENT LOSS                                                                                               (25,366)

===========================================================================================================================
 REALIZED AND UNREALIZED LOSS ALLOCATED FROM MASTER FOCUS TWENTY TRUST
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                                                 (547,864)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                                                              (98,197)
                                                                                                                 ----------
 Net realized and unrealized loss                                                                                 (646,061)

===========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $(671,427)
                                                                                                                 ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


5  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                SIX MONTHS          PERIOD
                                                                                                    ENDED            ENDED
                                                                                              MAY 31, 2002    NOVEMBER 30,
                                                                                               (UNAUDITED)         2001(1)
===========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                            $  (25,366)    $   (12,445)
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                (547,864)     (1,850,352)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                              (98,197)      1,354,181
                                                                                                ---------------------------
 Net decrease in net assets resulting from operations                                             (671,427)       (508,616)

===========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                           805,121       1,301,825
 Class B                                                                                           573,907         841,255
 Class C                                                                                           265,744         363,914
 Class N                                                                                            77,097           1,223
 Class Y                                                                                                --              --

===========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                                  1,050,442       1,999,601
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                             2,016,601          17,000(2)
                                                                                                ---------------------------
 End of period (accumulated net investment income
 of $25,366 for the six months ended May 31, 2002)                                              $3,067,043     $ 2,016,601
                                                                                                ===========================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


6  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL HIGHLIGHTS


                                                CLASS A                     CLASS B                     CLASS C
                                             SIX MONTHS        PERIOD    SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                            (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)
==============================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $3.95        $10.00         $3.92        $10.00         $3.92        $10.00
------------------------------------------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                               (.02)         (.02)         (.03)         (.03)         (.03)         (.03)
 Net realized and unrealized loss                  (.81)        (6.03)         (.80)        (6.05)         (.80)        (6.05)
                                           -----------------------------------------------------------------------------------
 Total from investment operations                  (.83)        (6.05)         (.83)        (6.08)         (.83)        (6.08)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $3.12        $ 3.95         $3.09        $ 3.92         $3.09        $ 3.92
                                           ===================================================================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.01)%      (60.50)%      (21.17)%      (60.80)%      (21.17)%      (60.80)%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $1,511        $1,048        $1,015          $667          $474          $300
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,376        $  444        $  940          $305          $383          $114
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.49)%       (1.45)%       (2.24)%       (2.21)%       (2.24)%       (2.23)%
 Expenses                                          2.54%         3.99%         3.30%         4.78%         3.31%         4.79%
 Expenses, net of voluntary reimbursement of
 expenses and/or waiver of transfer agent fees     1.74%         1.84%         2.50%         2.46%         2.51%         2.18%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                      126.37%       137.66%       126.37%       137.66%       126.37%       137.66%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


7  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


                                                                         CLASS N                     CLASS Y
                                                                      SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                                           ENDED         ENDED         ENDED         ENDED
                                                                    MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                                                     (UNAUDITED)       2001(1)   (UNAUDITED)       2001(2)
===========================================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $3.94         $8.28         $3.96        $10.00
---------------------------------------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment income (loss)                                                .01          (.04)         (.02)         (.05)
 Net realized and unrealized loss                                           (.84)        (4.30)         (.81)        (5.99)
                                                                    -------------------------------------------------------
 Total from investment operations                                           (.83)        (4.34)         (.83)        (6.04)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $3.11         $3.94         $3.13        $ 3.96
                                                                    =======================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                      (21.07)%      (52.42)%      (20.96)%      (60.40)%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                    $67            $1            $1(4)         $1(4)
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                           $40            $1            $1(4)         $1
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment loss                                                       (1.72)%       (1.06)%       (0.40)%       (0.63)%
 Expenses                                                                   2.85%         4.01%        87.08%       503.44%
 Expenses, net of voluntary reimbursement of
 expenses and/or waiver of transfer agent fees                              2.25%         3.07%         1.49%         2.83%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                               126.37%       137.66%       126.37%       137.66%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Less than $1,000.
5. Annualized for periods of less than one full year.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master Focus Twenty Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at May 31, 2002 was 1.05%. As of May 31, 2002, the total return for the Master Focus Twenty Trust was (20.59)%. The Fund's investment objective is to seek long-term capital appreciation. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master Focus Twenty Trust included elsewhere in this report.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


9  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $547,864. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            -------------------------------
              2009                 $468,169

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


10  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                          SIX MONTHS ENDED MAY 31, 2002  PERIOD ENDED NOVEMBER 30, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                         293,189        $1,069,253          317,853        $1,545,075
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                     (74,119)         (264,132)         (53,515)         (243,250)
                                                          -----------------------------------------------------------------
 Net increase                                                 219,070        $  805,121          264,338        $1,301,825
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                         235,572        $  846,683          185,529        $  898,904
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                     (76,992)         (272,776)         (15,413)          (57,649)
                                                          -----------------------------------------------------------------
 Net increase                                                 158,580        $  573,907          170,116        $  841,255
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                         122,933        $  426,694           94,725        $  436,597
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                     (45,968)         (160,950)         (18,356)          (72,683)
                                                          -----------------------------------------------------------------
 Net increase                                                  76,965        $  265,744           76,369        $  363,914
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                                          23,934        $   86,482              180        $    1,223
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                     ($2,718)          ($9,385)              --                --
                                                          -----------------------------------------------------------------
 Net increase                                                  21,216        $   77,097              180        $    1,223
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                              --        $       --               --        $       --
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                          --                --               --                --
                                                          -----------------------------------------------------------------
 Net increase (decrease)                                           --        $       --               --        $       --
                                                          =================================================================


 1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.


11  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the six months ended May 31, 2002, the Fund paid $6,810 to the Manager for administration services.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                                AGGREGATE          CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                                FRONT-END        FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                            SALES CHARGES    SALES CHARGES          SHARES          SHARES          SHARES          SHARES
 SIX MONTHS                    ON CLASS A      RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                             SHARES      DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                      $5,234           $3,800             $85          $6,298          $2,798            $742


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                                        CLASS A                  CLASS B                  CLASS C                  CLASS D
                            CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED
                                  SALES CHARGES            SALES CHARGES            SALES CHARGES            SALES CHARGES
 SIX MONTHS                         RETAINED BY              RETAINED BY              RETAINED BY              RETAINED BY
 ENDED                              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                               $--                   $1,053                      $38                      $--


 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


12  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A plan totaled $1,643 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $154 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:


                                                                                                   DISTRIBUTOR'S AGGREGATE
                                                                          DISTRIBUTOR'S AGGREGATE             UNREIMBURSED
                                 TOTAL PAYMENTS          AMOUNT RETAINED    UNREIMBURSED EXPENSES         EXPENSES AS % OF
                                     UNDER PLAN           BY DISTRIBUTOR               UNDER PLAN      NET ASSETS OF CLASS
---------------------------------------------------------------------------------------------------------------------------
 Class B Plan                            $4,675                   $3,702                  $23,587                     2.32%
 Class C Plan                             1,906                    1,390                   33,623                     7.10
 Class N Plan                                97                       89                    5,894                     8.85



13  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 4. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.


14  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

OPPENHEIMER SELECT MANAGERS
MERCURY ADVISORS FOCUS GROWTH FUND


A SERIES OF OPPENHEIMER SELECT MANAGERS


===========================================================================================================================
 TRUSTEES AND OFFICERS        James C. Swain, CEO and Chairman of the Board of Trustees
                              John V. Murphy, Trustee and President
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              F. William Marshall, Jr., Trustee
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary


===========================================================================================================================
 INVESTMENT ADVISOR           Mercury Advisors

===========================================================================================================================
 ADMINISTRATOR                OppenheimerFunds, Inc.

===========================================================================================================================
 SUB-ADMINISTRATOR            Fund Asset Management, L.P.

===========================================================================================================================
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

===========================================================================================================================
 TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
 SERVICING AGENT

===========================================================================================================================
 CUSTODIAN FOR THE            The Bank of New York
 FOCUS TWENTY TRUST

===========================================================================================================================
 INDEPENDENT AUDITORS         Deloitte & Touche LLP

===========================================================================================================================
 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.


                              The financial statements included herein have been taken from the records of the Fund without examination of those records by independent auditors.

                              For more complete information about Oppenheimer Select Managers Mercury Advisors Focus Growth Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

                              OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                              OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                              [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


15  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

OPPENHEIMERFUNDS FAMILY


OPPENHEIMER SELECT MANAGERS
SALOMON BROTHERS ALL CAP FUND


 GLOBAL EQUITY             Developing Markets Fund                                   Global Fund
                           International Small Company Fund                          Quest Global Value Fund
                           Europe Fund                                               Global Growth & Income Fund
                           International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 EQUITY                    STOCK                                                     STOCK & BOND
                           Emerging Technologies Fund                                Quest Opportunity Value Fund
                           Emerging Growth Fund                                      Total Return Fund
                           Enterprise Fund                                           Quest Balanced Value Fund
                           Discovery Fund                                            Capital Income Fund
                           Main Street[REGISTRATION MARK] Small Cap Fund             Multiple Strategies Fund
                           Small Cap Value Fund                                      Disciplined Allocation Fund
                           MidCap Fund                                               Convertible Securities Fund
                           Main Street[REGISTRATION MARK] Opportunity Fund           SPECIALTY
                           Growth Fund                                               Real Asset Fund[REGISTRATION MARK]
                           Capital Appreciation Fund                                 Gold & Special Minerals Fund
                           Main Street[REGISTRATION MARK] Growth & Income Fund       Tremont Market Neutral Fund, LLC(1)
                           Value Fund                                                Tremont Opportunity Fund, LLC(1)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------------
 INCOME                    TAXABLE                                                   MUNICIPAL
                           International Bond Fund                                   California Municipal Fund(3)
                           High Yield Fund                                           New Jersey Municipal Fund(3)
                           Champion Income Fund                                      New York Municipal Fund(3)
                           Strategic Income Fund                                     Municipal Bond Fund
                           Bond Fund                                                 Intermediate Municipal Fund
                           Senior Floating Rate Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(2)
                           ROCHESTER DIVISION
                           Rochester National Municipals
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
                           Pennsylvania Municipal Fund(3)
---------------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS           STOCK                                                     STOCK & BOND
                           Mercury Advisors Focus Growth Fund                        QM Active Balanced Fund(2)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers All Cap Fund(4)
                           Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund(2)
---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(5)           Money Market Fund                                         Cash Reserves



 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


16  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

1.800.CALL OPP PHONELINK


Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.


WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

   o And more!


QUICK LIST OF PHONELINK COMMANDS


SAY                                               TO:

[ACCOUNT # OR SOCIAL SECURITY # + PIN]            Get dollar and share balances, NAVs, transaction history or request transactions

[FUND NAME, SHARE CLASS]                          Get current price/dividend information

BALANCE                                           Hear your balance/list of accounts

HISTORY                                           Hear your most recent transactions

PURCHASE OR BUY                                   Buy shares

EXCHANGE                                          Exchange shares

LIQUIDATION OR REDEMPTION                         Sell shares

DOW JONES OR MARKET INDICES                       Hear closing market information
                                                  (Dow Jones Industrial Average, Nasdaq Composite and S&P 500)

CUSTOM LIST                                       Create, play or edit custom list of your accounts, funds or market indices



1. You may speak to a Customer Service Representative during normal business hours.


17  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

PRIVACY POLICY NOTICE


As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


26  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


27  OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL STATEMENTS FOR THE MASTER FOCUS TWENTY TRUST

RS0510.001.0502 July 30, 2002